Property, Equipment and Software, Net - Summary of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 342,108		¥ 313,979
Less: accumulated depreciation	(86,410)		(73,955)
Property, equipment and software, net	255,698	$ 36,564	240,024
Computer and electronic equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	23,063		21,529
Office furniture and equipment
Property, Equipment and Software, Net
Property, equipment and software, gross	3,179		2,363
Leasehold improvements
Property, Equipment and Software, Net
Property, equipment and software, gross	49,705		46,261
Software
Property, Equipment and Software, Net
Property, equipment and software, gross	31,178		31,022
Office buildings
Property, Equipment and Software, Net
Property, equipment and software, gross	¥ 234,983		¥ 212,804